Deferred Financing Costs - Schedule of Deferred Financing Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Financing Costs [Line Items]
Opening balance	$ 4,794	$ 4,874
Expenditure in the period	1,115	1,021
Amortization included within interest expense	(1,250)	(1,101)
Closing balance	$ 4,659	$ 4,794